Stockholders Equity (Details) - Schedule of Warrant Transactions - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Warrants [Member]
Schedule of Warrant Transactions [Line Items]
Number of Shares Underlying Warrants, Outstanding Beginning balance	103,500,000	103,500,000
Number of Warrants, Granted
Number of Warrants, Exercised
Number of Warrants, Expired	(16,000,000)
Number of Shares Underlying Warrants, Outstanding Ending balance	87,500,000	103,500,000
Weighted Average Exercise Price [Member]
Schedule of Warrant Transactions [Line Items]
Weighted Average Exercise Price, Outstanding Beginning balance	$ 0.082	$ 0.082
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Expired	(0.03)
Weighted Average Exercise Price, Outstanding Ending balance	$ 0.091	$ 0.082